SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies - Schedule Earnings Per Share Details
Weighted-average common shares outstanding - basic	25,589,238	25,744,330
Dilutive effect of options and warrants	2,365,447	2,728,423
Weighted-average common shares outstanding - diluted	27,954,685	28,472,753
Options and Warrants excluded from the computation of diluted income (loss) per share because the effect of inclusion would have been anti-dilutive	4,417,053	3,104,077